INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2018
INFORMATION ABOUT GEOGRAPHIC AREAS
20. INFORMATION ABOUT GEOGRAPHIC AREAS
Our operations are primarily within the United States, including Puerto Rico, Canada and Mexico. Products are also sold from the United States on an export-only basis to portions of Latin America and the Caribbean Basin.
The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2018	2017	2016
Revenues:
United States	$4,126,639	$3,919,684	$3,813,204
Canada	291,685	269,603	267,220
Mexico	128,329	152,668	140,278
Total revenues	$4,546,653	$4,341,955	$4,220,702

December 31,	2018	2017
Long-Lived Assets:
United States	$550,939	$540,136
Canada	162,648	163,944
Mexico	5,640	5,400
Total long-lived assets	$719,227	$709,480
Revenues are attributed to countries based on the location of the store from which the sale occurred. Long-lived assets consist primarily of goodwill and intangible assets, property and equipment, and our investment in an unconsolidated entity.